Other Current Liabilities (Other Current Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Sep. 28, 2013	Sep. 29, 2012
Other Liabilities, Current [Abstract]
Accrued salaries, wages and benefits	$ 419	$ 382
Self-insurance reserves	267	274
Other	452	287
Total other current liabilities	$ 1,138	$ 943